Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Commitments and Contingencies
Commitments and Contingencies
In the normal course of business, the Company has committed to certain payments. The following table summarizes the Company’s commitments as at December 31, 2019 (1):

	2020	2021	2022	2023	2024	Thereafter
Product transportation (2) (3)	$730	$722	$637	$726	$699	$7,907
North West Redwater Partnership service toll (4)	$133	$167	$157	$164	$156	$2,815
Offshore vessels and equipment	$69	$63	$9	$—	$—	$—
Field equipment and power	$27	$21	$20	$21	$20	$249
Other	$26	$20	$17	$17	$17	$30

(1)	Subsequent to the adoption of IFRS 16, the Company reports its payments for lease liabilities in the maturity table in note 19.

(2)	On June 27, 2019, the Company assumed $2,381 million of product transportation commitments related to the acquisition of assets from Devon.

(3)
Includes commitments pertaining to a 20 year product transportation agreement on the Trans Mountain Pipeline Expansion. In addition, the Company has entered into certain product transportation agreements on pipelines that have not yet received regulatory and other approvals. The Company may be required to reimburse certain construction costs to the service provider under certain conditions.

(4)
Pursuant to the processing agreements, on June 1, 2018 the Company began paying its 25% pro rata share of the debt portion of the monthly cost of service tolls, which currently consists of interest and fees, with principal repayments beginning in 2020. Included in the cost of service tolls is $1,260 million of interest payable over the 30 year tolling period (see note 10).

In addition to the commitments disclosed above, the Company has entered into various agreements related to the engineering, procurement and construction of its various development projects. These contracts can be cancelled by the Company upon notice without penalty, subject to the costs incurred up to and in respect of the cancellation.
The Company is defendant and plaintiff in a number of legal actions arising in the normal course of business. In addition, the Company is subject to certain contractor construction claims. The Company believes that any liabilities that might arise pertaining to any such matters would not have a material effect on its consolidated financial position.